Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings Per Share

		UNITED STATES DOLLAR
		2020	2019	2018
11.	EARNINGS PER SHARE
11.1	Basic earnings/(loss) per share - cents	82	20	(42)

Basic earnings/(loss) per share is calculated by dividing the profit attributable to owners of the parent of US$723.0 million (2019: profit of US$161.6 million and 2018: loss of US$348.2 million) by the weighted average number of ordinary shares in issue during the year of 878,661,474 (2019: 827,386,603 and 2018: 821,532,707).

11.2	Diluted earnings/(loss) per share - cents	81	19	(42)

Diluted earnings/(loss) per share is calculated by dividing the diluted profit attributable to owners of the parent of US$719.3 million (2019: profit of US$161.6 million and 2018: loss of US$348.2 million) by the diluted weighted average number of ordinary shares in issue during the year of 889,841,717 (2019: 839,234,102 and 2018: 832,465,491).

	Net profit/(loss) attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit/(loss) attributable to owners of the parent:

	Profit/(loss) attributable to owners of the parent	723.0	161.6	(348.2)
	South Deep minority interest at 10%	(3.7)	—	—

	Diluted profit/(loss) attributable to owners of the parent	719.3	161.6	(348.2)

	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:

	Weighted average number of ordinary shares	878,661,474	827,386,603	821,532,707
	Share options in issue	11,180,243	11,847,499	10,932,784

	Diluted weighted average number of ordinary shares	889,841,717	839,234,102	832,465,491

11.3	Headline earnings per share - cents	83	20	7

Headline earnings per share is calculated by dividing headline earnings of US$729.3 million (2019: US$162.7 million and 2018: US$60.6 million) by the weighted average number of ordinary shares in issue during the year of 878,661,474 (2019: 827,386,603 and 2018: 821,532,707).

	Net profit/(loss) attributable to owners of the parent is reconciled to headline earnings as follows:

	Long-form headline earnings reconciliation

	Profit/(loss) attributable to owners of the parent	723.0	161.6	(348.2)
	Loss/(profit) on disposal of assets, net	0.1	(0.8)	37.0
	Gross	0.2	(1.2)	51.6
	Taxation effect	(0.1)	0.4	(12.0)
	Non-controlling interest effect	—	—	(2.6)

	Impairment, reversal of impairment and write-off of investments and assets and other, net	6.2	1.9	371.8
	Impairment, net of reversal of impairment of investments and assets	(50.6)	9.8	520.3
	Write-off of exploration and evaluation assets	16.9	30.0	37.7
	Gold Fields’ share of Asanko Gold mine impairment	49.5	—	—
	Profit on disposal of Maverix (2018: profit on dilution of Gold Fields’ interest in Maverix)	—	(33.8)	(4.0)
	Gain on acquisition of Asanko	—	—	(51.8)
	Release of foreign exchange reserve on disposal of subsidiary	—	4.6	—
	Loss on disposal of subsidiary	—	0.3	—
	Taxation effect	(8.9)	(9.0)	(130.4)
	Non-controlling interest effect	(0.7)	—	—

	Headline earnings	729.3	162.7	60.6

11.4	Diluted headline earnings per share - cents	82	19	7

Diluted headline earnings per share is calculated by dividing diluted headline earnings of US$725.6 million (2019: US$162.7 million and 2018: US$60.6 million) by the diluted weighted average number of ordinary shares in issue during the year of 889,841,717 (2019: 839,234,102 and 2018: 832,465,491).

	Headline earnings has been adjusted by the following to arrive at dilutive headline earnings:

	Headline earnings	729.3	162.7	60.6
	South Deep non-controlling interest at 10%	(3.7)	—	—

	Diluted headline earnings	725.6	162.7	60.6